SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Total short-term loans	$ 10,248,225	$ 5,719,493
China Construction Bank One [Member]
Short-Term Debt [Line Items]
Total short-term loans	36,117	36,639
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	3,610,058	1,424,989
Beijing Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	842,815	854,993
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	702,346	142,499
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	1,123,753	1,139,991
Bohai Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	561,877	569,995
Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	421,408	569,995
Postal Savings Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	280,938	439,181
Qinnong Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	983,284	498,746
Bank of Communication [Member]
Short-Term Debt [Line Items]
Total short-term loans		42,465
Zheshang Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	842,815
Changan Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	$ 842,815